Commitments - Summary of Contractual Obligations (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	$ 9,431
Leases	1,726	[1]
Convertible notes	520	[2]
Total debt and other financial obligations	11,677	[3]
Interest payments on debt	2,530	[4]
Pension plans and other benefits	1,434	[5]
Acquisition of property, plant and equipment	189	[6]
Purchases of raw materials, fuel and energy	2,824	[7]
Total contractual obligations	18,654
Less than 1 year [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	55
Leases	333	[1]
Convertible notes	520	[2]
Total debt and other financial obligations	908	[3]
Interest payments on debt	469	[4]
Pension plans and other benefits	156	[5]
Acquisition of property, plant and equipment	155	[6]
Purchases of raw materials, fuel and energy	482	[7]
Total contractual obligations	2,170
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	1,915
Leases	546	[1]
Total debt and other financial obligations	2,461	[3]
Interest payments on debt	870	[4]
Pension plans and other benefits	282	[5]
Acquisition of property, plant and equipment	30	[6]
Purchases of raw materials, fuel and energy	595	[7]
Total contractual obligations	4,238
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	3,041
Leases	295	[1]
Total debt and other financial obligations	3,336	[3]
Interest payments on debt	720	[4]
Pension plans and other benefits	287	[5]
Acquisition of property, plant and equipment	1	[6]
Purchases of raw materials, fuel and energy	613	[7]
Total contractual obligations	4,957
More than 5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	4,420
Leases	552	[1]
Total debt and other financial obligations	4,972	[3]
Interest payments on debt	471	[4]
Pension plans and other benefits	709	[5]
Acquisition of property, plant and equipment	3	[6]
Purchases of raw materials, fuel and energy	1,134	[7]
Total contractual obligations	$ 7,289

[1]	Represent nominal cash flows. As of December 31, 2019, the NPV of future payments under such leases was $1,404, of which, $508 refers to payments from 1 to 3 years and $254 refers to payments from 3 to 5 years.
[2]	Refers to the components of liability of the convertible notes described in note 16.2 and assumes repayment at maturity and no conversion of the notes.
[3]	The schedule of debt payments, which includes current maturities, does not consider the effect of any refinancing of debt that may occur during the following years. In the past, CEMEX has replaced its long-term obligations for others of a similar nature.
[4]	Estimated cash flows on floating rate denominated debt were determined using the floating interest rates in effect as of December 31, 2019.
[5]	Represents estimated annual payments under these benefits for the next 10 years (note 18), including the estimate of new retirees during such future years.
[6]	Refers mainly to the expansion of a cement-production line in the Philippines.
[7]	Future payments for the purchase of raw materials are presented on the basis of contractual nominal cash flows. Future nominal payments for energy were estimated for all contractual commitments on the basis of an aggregate average expected consumption per year using the future prices of energy established in the contracts for each period. Future payments also include CEMEX’s commitments for the purchase of fuel.